Document And Entity Information	Apr. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2026
Entity Registrant Name	PACCAR Inc
Entity Central Index Key	0000075362
Entity Emerging Growth Company	false
Entity File Number	001-14817
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-0351110
Entity Address, Address Line One	777-106th Ave. N.E.
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	468-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	PCAR
Security Exchange Name	NASDAQ